Prepayments, Deposits and Other Current Assets (Details)										1 Months Ended							12 Months Ended
	Sep. 25, 2023 shares	May 15, 2023 shares	Apr. 13, 2023 shares	Apr. 12, 2023 shares	Mar. 02, 2023 USD ($) $ / shares	Sep. 23, 2022 shares	Aug. 15, 2022 shares	Jul. 08, 2022 USD ($)	Jan. 20, 2022 USD ($) $ / shares shares	Sep. 25, 2023 shares	Dec. 20, 2022 USD ($) $ / shares	Dec. 20, 2022 CNY (¥)	Jun. 22, 2022 USD ($) $ / shares	Mar. 18, 2022 USD ($) $ / shares	Jun. 21, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 21, 2023 shares	Mar. 02, 2022 shares	Jan. 20, 2022 CNY (¥) shares
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Contract period, description																	Prepaid marketing fees are amortized during the contract periods which are within 1 year.
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable												¥ 20,000,000						$ 861,500	¥ 6,000,000
Prepaid amount																$ 1,800,000
Ordinary shares issued (in Shares) | shares							16,363,636													2,600,000
Reverse stock split (in Shares) | shares	200	6,000,000	200	406,504		200	8,182			600,000
Ordinary shares par value amount (in Dollars per share) | $ / shares											$ 9,320		$ 100	$ 40
Additional paid-in capital								$ 8,493,919			$ 2,844,276		$ 322,400	$ 307,960
Fair value of the issued shares													$ 322,500	$ 308,000	$ 213,840
Deposit from the outlet																$ 756,704
Fuzhou Fumao [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage																		20.00%	20.00%
YouYou Cleaning Co., Ltd. [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage									60.00%													60.00%
Lianbao [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage									40.00%								40.00%					40.00%
YouYou Cleaning Co., Ltd. [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Cash									$ 600,000													¥ 4,000,000
Ordinary shares issued (in Shares) | shares									2,702,826													2,702,826
Reverse stock split (in Shares) | shares				13,514		13,514
Fair value									$ 2,000,091
Ordinary shares par value amount (in Dollars per share) | $ / shares									$ 270
Additional paid-in capital									$ 1,999,821
Fair value adjustment																	$ 2,000,091
Lianbao [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ordinary shares issued (in Shares) | shares									5,823,363								5,823,363				5,823,363	5,823,363
Reverse stock split (in Shares) | shares			2,912			2,912
Fair value					$ 3,743,258
Ordinary shares par value amount (in Dollars per share) | $ / shares					$ 582
Additional paid-in capital					$ 3,742,676
Fair value adjustment																	$ 1,747,009	$ 1,996,249
Fair value of the issued shares																		$ 1,747,009
Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd. [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Reverse stock split (in Shares) | shares				29,117		29,117